Payments, by Government - 12 months ended Dec. 31, 2024 - USD ($) $ in Thousands	Taxes	Royalties	Total Payments
Total	$ 72,300	$ 16,244	$ 88,544
UNITED STATES | U.S. Federal Government [Member]
Total	$ 72,300	$ 16,244